CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Net income	$ 8,798,702	$ 6,613,696
Unrealized gains on securities:
Unrealized holding gains (losses) arising during the period	(1,093,182)	4,804,818
Less reclassification adjustment for gains included in net income	0	(237,173)
Total Unrealized gains on securities	(1,093,182)	4,567,645
Unrealized holding gains on loans held for sale	2,753	83,826
Income tax benefit (expense)	370,655	(1,584,266)
Other comprehensive income (loss)	(719,774)	3,067,205
Comprehensive income	$ 8,078,928	$ 9,680,901